Net Income Per Common Share Level 3 Net Income Per Common Share (Tables)	6 Months Ended
Jun. 30, 2013
Earnings Per Share [Abstract]
Net Income Per Common Share [Table Text Block]
The following table sets forth the computation of basic and diluted net income per common share:

	Three Months Ended June 30		Six Months Ended June 30
	2013	2012	2013	2012
	(thousands, except per-share data)
Net income	$10,412	$15,047	$91,248	$16,715
Weighted average common shares outstanding during the period (for basic calculation)	43,229	29,700	40,415	29,700
Dilutive effect of other potential common shares	4	—	2	—
Weighted average common shares and potential common shares (for diluted calculation)	43,233	29,700	40,417	29,700

Net income per common share - Basic	$0.24	$0.51	$2.26	$0.56
Net income per common share - Diluted	$0.24	$0.51	$2.26	$0.56